UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended September 30, 2019, the U.S. economy continued to grow, but at a more moderate pace due to concerns about trade and geopolitical stress. The U.S. Federal Reserve lowered its federal funds rate by 0.25% at both its July and September 2019 meetings, bringing the rate from 2.50% to 2.00% by period-end, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. After the reporting period, in a further effort to sustain economic expansion, while fostering a strong labor market and stable inflation, the Fed lowered the federal funds rate by 0.25%, to 1.75% at its October meeting.

During the six-month period, the municipal bond market posted solid positive performance that underperformed the U.S. Treasury, corporate bond and stock markets, with generally higher returns for longer-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest rate declines, steady employment and the strength of the U.S. economy.

Franklin California Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence and encourage you to contact us or your financial advisor when you have questions about your Franklin tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin California Tax-Free Income Fund

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of September 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin California Tax-Free Income Fund

This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $7.44 on March 31, 2019, to $7.68 on September 30, 2019. The Fund’s Class A shares paid dividends totaling 12.8017 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.85% based on an annualization of September’s 1.8923 cents per share dividend and the maximum offering price of $7.98 on September 30, 2019. An investor in the 2019 maximum combined effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 6.08% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Credit Quality Composition*

9/30/19

Ratings	% of Total Investments

AAA	9.73%

AA	53.89%

A	27.05%

BBB	3.15%

Below Investment Grade	0.99%

Refunded	4.52%

Not Rated	0.67%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended September 30, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also rallied as interest rates moved in a generally downward trajectory. Municipal bonds delivered

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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positive returns as favorable supply and demand dynamics, combined with interest-rate declines, continued to buoy the market.

Portfolio Composition 9/30/19
% of Total Investments*

Transportation	28.69%

General Obligation	18.04%

Utilities	12.29%

Hospital & Health Care	10.66%

Refunded**	8.93%

Higher Education	8.76%

Subject to Government Appropriations	7.40%

Tax-Supported	3.13%

Other Revenue	1.17%

Housing	0.93%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.74% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +5.48% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +7.66% total return.3 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +6.08% total return, outperforming the municipal bond and U.S. Treasury markets, but underper-forming the corporate bond market.3

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +5.64% total return, compared with a +3.74% total return for the Bloomberg Barclays Municipal Bond Index.3

Municipal bond issuance during the six-month reporting period totaled approximately $197 billion, which represented a 5% increase from the prior-year’s six-month period.4

Calendar-year 2019 municipal bond issuance through September was approximately $275 billion, which represented a 9% increase from the prior-year period.4 In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond mutual funds. The Investment Company Institute reported calendar year-to-date 2019 net inflows of approximately $67 billion to the asset class through September.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% two times in 2019—first in July and again in September. The target range for the federal funds rate was 1.75%–2.00% at period-end. In its press release following the September decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and domestic economic activity was healthy, and some members believed no additional rate cuts were warranted.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

California’s large and diverse economy continued to expand during the six months under review. The unemployment rate decreased slightly from 4.3% in March 2019 to 4.0% at period-end, which was higher than the 3.5% national rate.5 The state closed fiscal year 2019 (ended June 30) with a better-than-projected positive balance in its special fund for economic uncertainties and budget stabilization account, resulting from greater-than-projected tax revenues. The enacted fiscal year 2020 budget modestly increased ongoing spending. California’s net tax-supported debt was $2,194 per capita and 3.7% of personal income, compared with the $1,068 and 2.2% national medians, respectively.6 Independent credit rating agency S&P affirmed California’s general obligation bond rating of AA- with a stable outlook.7 The rating reflected S&P’s view on the state’s economy, commitment to balance recurring revenues and expenses, while paying down budgetary debts, solid reserve levels, a

3.	Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Bureau of Labor Statistics.

6. Source: Moody’s Investors Service, State government – U.S.: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs, 6/3/19.

7. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

strong fiscal-year 2020 liquidity projection, and declining, though moderately high, debt ratios. In contrast, S&P cited challenges, including persistently high housing costs, difficult-to-forecast revenues, minimal prefunding of retiree health care benefits, and a large backlog of deferred maintenance and infrastructure needs.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer-term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Dividend Distributions* 4/1/19–9/30/19
	Dividend per Share (cents)

Month	Class A	Class A1	Class C	Class R6	Advisor Class

April**	3.1400	3.2400	2.9000	3.3100	3.2900

May	2.0277	2.1235	1.7670	2.2087	2.1802

June	1.8003	1.8847	1.5608	1.9645	1.9386

July	2.0977	2.2010	1.8182	2.2926	2.2627

August	1.8437	1.9387	1.5844	2.0173	1.9958

September	1.8923	1.9898	1.6256	2.0707	2.0486

Total	12.8017	13.3777	11.2560	13.8638	13.7159

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 1.09 cent per share supplemental distribution.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Performance Summary as of September 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A3,4

6-Month	+4.98%	+1.04%

1-Year	+9.74%	+5.62%

5-Year	+23.29%	+3.48%

10-Year	+60.12%	+4.42%

Advisor

6-Month	+5.12%	+5.12%

1-Year	+10.03%	+10.03%

5-Year	+23.98%	+4.39%

10-Year	+61.93%	+4.94%

	Distribution	Taxable Equivalent		Taxable Equivalent
Share Class	Rate[5]	Distribution Rate[6]	30-Day Standardized Yield[7]	30-Day Standardized Yield[6]
A	2.85%	6.08%	1.23%	2.62%
Advisor	3.21%	6.84%	1.52%	3.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Share Class	Net Investment Income
A	$0.128017
A1	$0.133777
C	$0.112560
R6	$0.138638
Advisor	$0.137159

Total Annual Operating Expenses[8]
Share Class
A	0.76%
Advisor	0.51%

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 7/16/19 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,049.80	$3.84	$1,021.25	$3.79	0.75%
A1	$1,000	$1,050.60	$3.08	$1,022.00	$3.03	0.60%
C	$1,000	$1,049.20	$5.89	$1,019.25	$5.81	1.15%
R6	$1,000	$1,051.40	$2.36	$1,022.70	$2.33	0.46%
Advisor	$1,000	$1,051.20	$2.56	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Highlights

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.44	$ 7.27

Income from investment operations[b]:

Net investment income[c]	0.12	0.14

Net realized and unrealized gains (losses)	0.25	0.15

Total from investment operations	0.37	0.29

Less distributions from:

Net investment income	(0.13)	(0.12)

Net asset value, end of period	$ 7.68	$ 7.44

Total return[d]	4.98%	4.11%

Ratios to average net assets[e]

Expenses[f]	0.75%	0.76%

Net investment income	3.09%	3.38%

Supplemental data

Net assets, end of period (000’s)	$1,110,586	$524,756

Portfolio turnover rate	4.48%	14.12%

aFor the period September 10, 2018 (effective date) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2019				Year Ended March 31,

	(unaudited)		2019		2018	2017	2016	2015

Class A1

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.43		$ 7.31		$ 7.38	$ 7.59	$ 7.60	$ 7.21

Income from investment operations[a]:

Net investment income[b]	0.12		0.26		0.26	0.27	0.29	0.31

Net realized and unrealized gains (losses)	0.25		0.12		(0.06)	(0.22)	(0.01)	0.39

Total from investment operations	0.37		0.38		0.20	0.05	0.28	0.70

Less distributions from:

Net investment income	(0.13)		(0.26)		(0.27)	(0.26)	(0.29)	(0.31)

Net asset value, end of period	$ 7.67		$ 7.43		$ 7.31	$ 7.38	$ 7.59	$ 7.60

Total return[c]	5.06%		5.34%		2.66%	0.68%	3.82%	9.83%

Ratios to average net assets[d]

Expenses	0.60%	[e]	0.60%	[e]	0.59%	0.59%	0.57%	0.58%

Net investment income	3.24%		3.54%		3.53%	3.54%	3.87%	4.11%

Supplemental data

Net assets, end of period (000’s)	$12,052,124		$11,824,206		$12,154,752	$12,425,129	$11,836,310	$11,757,208

Portfolio turnover rate	4.48%		14.12%		13.05%	19.37%	8.77%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2019	Year Ended March 31,

	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.41	$ 7.30	$ 7.36	$ 7.58	$ 7.58	$ 7.19

Income from investment operations[a]:

Net investment income[b]	0.10	0.22	0.22	0.23	0.25	0.26

Net realized and unrealized gains (losses)	0.26	0.11	(0.06)	(0.23)	(—)[c]	0.39

Total from investment operations	0.36	0.33	0.16	—	0.25	0.65

Less distributions from:

Net investment income	(0.11)	(0.22)	(0.22)	(0.22)	(0.25)	(0.26)

Net asset value, end of period	$ 7.66	$ 7.41	$ 7.30	$ 7.36	$ 7.58	$ 7.58

Total return[d]	4.92%	4.63%	2.23%	(0.02)%	3.39%	9.26%

Ratios to average net assets[e]

Expenses	1.15%[f]	1.16%[f]	1.15%	1.14%	1.13%	1.14%

Net investment income	2.69%	2.98%	2.97%	2.99%	3.31%	3.55%

Supplemental data

Net assets, end of period (000’s)	$1,161,533	$1,124,954	$1,527,772	$1,659,070	$1,442,032	$1,316,471

Portfolio turnover rate	4.48%	14.12%	13.05%	19.37%	8.77%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2019	Year Ended March 31,

	(unaudited)	2019	2018[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.42	$ 7.30	$ 7.46

Income from investment operations[b]:

Net investment income[c]	0.13	0.27	0.18

Net realized and unrealized gains (losses)	0.25	0.12	(0.18)

Total from investment operations	0.38	0.39	—

Less distributions from:

Net investment income	(0.14)	(0.27)	(0.16)

Net asset value, end of period	$ 7.66	$ 7.42	$ 7.30

Total return[d]	5.14%	5.45%	(0.05)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.47%	0.47%	0.49%

Expenses net of waiver and payments by affiliates	0.46%[f]	0.46%[f]	0.48%

Net investment income	3.38%	3.68%	3.64%

Supplemental data

Net assets, end of period (000’s)	$150,024	$103,760	$85,534

Portfolio turnover rate	4.48%	14.12%	13.05%

aFor the period August 1, 2017 (effective date) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2019		Year Ended March 31,

	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.42	$ 7.30	$ 7.36	$ 7.58	$ 7.59	$ 7.20

Income from investment operations[a]:

Net investment income[b]	0.13	0.26	0.27	0.28	0.30	0.31

Net realized and unrealized gains (losses)	0.25	0.13	(0.06)	(0.23)	(0.01)	0.39

Total from investment operations	0.38	0.39	0.21	0.05	0.29	0.70

Less distributions from:

Net investment income	(0.14)	(0.27)	(0.27)	(0.27)	(0.30)	(0.31)

Net asset value, end of period	$ 7.66	$ 7.42	$ 7.30	$ 7.36	$ 7.58	$ 7.59

Total return[c]	5.12%	5.44%	2.89%	0.65%	3.92%	9.95%

Ratios to average net assets[d]

Expenses	0.50%[e]	0.51%[e]	0.50%	0.49%	0.48%	0.49%

Net investment income	3.34%	3.63%	3.62%	3.64%	3.96%	4.20%

Supplemental data

Net assets, end of period (000’s)	$1,880,374	$1,641,388	$1,572,721	$1,463,633	$1,108,743	$908,763

Portfolio turnover rate	4.48%	14.12%	13.05%	19.37%	8.77%	9.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, September 30, 2019 (unaudited)

	Principal Amount	Value

Municipal Bonds 96.1%
California 95.2%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$270,000	$271,196
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,507,645
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,463,870
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	8,748,491
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	18,174,631
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	11,020,900
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	15,517,800
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	31,233,334
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,490,740
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,613,439
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,482,130
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,597,792
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	2,352,204
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	9,268,200
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	49,312,750
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	39,128,239
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,203,725
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	26,855,000	24,672,763
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	25,781,269
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	19,500,494
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	11,984,723
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	19,991,650
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	9,969,984
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	26,215,163
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	17,094,212
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	15,080,000	9,380,212
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	7,571,424

franklintempleton.com	Semiannual Report	15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	$11,750,000	$13,703,320
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,629,613
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/48	25,000,000	4,011,750
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/53	60,000,000	6,526,800
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,639,250
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	71,867,400
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,761,800
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	84,260,000	93,769,584
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	72,000,000	79,663,680
San Francisco Bay Area, Subordinate, Refunding, Series S-8, 5.00%, 4/01/56	25,000,000	31,324,000
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50	75,000,000	77,938,500
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	40,862,512
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	31,132,452
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	37,698,210
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/01/49	10,000,000	11,891,400
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	5,806,020
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36	6,200,000	6,732,766
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,266,318
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,384,941
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,279,575
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	896,183
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,579,200
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,919,495
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,802,721
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,525,000	8,649,721
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,181,800
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,374,500
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	9,212,968
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	12,168,054
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	17,000,000	17,511,530
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	10,545,045
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	13,926,867
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,761,400
City of Hope Obligated Group, 5.00%, 11/15/49	37,000,000	44,039,620

16	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	$5,000,000	$5,334,800
El Camino Hospital, 4.125%, 2/01/47	11,000,000	12,001,110
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,777,875
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	510,000	512,203
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	28,256,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	427,661,850
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	45,895,200
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,475,280
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	26,561,260
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	15,320,275
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,184,150
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,696,210
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,345,055
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,390,590
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,727,870
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,210,800
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	40,437,257
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	89,970,000	106,469,598
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	12,921,117
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	41,353,425
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	98,719,030
California HFA Municipal Certificates Revenue, Class A, 4.25%, 1/15/35	35,455,162	42,221,424
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	9,016,080
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	17,538,380
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	66,305,992
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48	10,000,000	12,271,100
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,762,954
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,246,218
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/52	27,350,000	28,744,029
California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/53	8,150,000	9,587,171
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,585,700
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,879,350
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	6,686,931
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	6,295,086

franklintempleton.com	Semiannual Report	17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue, (continued)
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	$4,120,000	$3,422,402
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	4,436,403
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	5,736,227
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	5,556,285
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	4,110,164
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,864,650
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	37,558,810
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	84,818,482
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	36,049,717
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	136,851,887
Stanford University, Series V-1, 5.00%, 5/01/49	20,000,000	31,024,200
University of San Francisco, Refunding, Series A, 5.00%, 10/01/48	10,000,000	12,127,600
University of San Francisco, Refunding, Series A, 5.00%, 10/01/53	10,000,000	12,006,300
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	66,552
Various Purpose, 5.125%, 4/01/24	5,000	5,016
Various Purpose, 6.00%, 5/01/24	2,565,000	2,575,799
Various Purpose, 5.20%, 4/01/26	20,000	20,065
Various Purpose, 6.00%, 11/01/39	100,000,000	100,390,000
Various Purpose, 5.25%, 11/01/40	69,685,000	72,468,219
Various Purpose, 5.00%, 4/01/49	5,000,000	6,262,700
Various Purpose, 5.00%, 10/01/49	12,000,000	15,164,880
Various Purpose, AGMC Insured, 5.50%, 3/01/20	95,000	96,681
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	214,103
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,344,158
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,005,771
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,114,960
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	259,695
Various Purpose, Refunding, 5.00%, 4/01/29	21,000,000	27,530,160
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	25,474,500
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	17,892,900
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,411,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,287,762
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	92,288,750
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,904,546
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,901,750
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,318,700
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,830,000
Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	95,707,980
Various Purpose, Refunding, 5.00%, 11/01/47	10,000,000	12,222,500
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,830,500
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,498,085
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	17,167,500

18	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	$20,750,000	$24,378,137
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,947,926
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,638,600
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,236,600
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	26,512,837
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	78,650,000	93,351,258
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/43	10,000,000	12,039,800
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/49	18,990,000	22,638,169
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,382,750
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,777,441
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	38,692,498
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,831,760
California State Municipal Finance Authority Student Housing Revenue, CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	10,000,000	11,843,200
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	17,050,350
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 11/21/45	9,155,000	11,000,373
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,325,000	1,565,527
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,279,545
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,278,528
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,432,410
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,434,550
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25	8,700,000	8,859,732
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35	10,000,000	10,203,800
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	100,000,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,318,400
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	50,212,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,160,700
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,679,310
Systemwide, Refunding, Series A, 5.00%, 11/01/39	19,920,000	25,029,281
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	35,258,961
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	31,795,152
Systemwide, Refunding, Series A, 5.00%, 11/01/43	16,870,000	20,983,581
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,988,140
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,215,834
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	75,855,150
Systemwide, Refunding, Series A, 5.00%, 11/01/50	17,385,000	21,440,399
Systemwide, Series A, 5.00%, 11/01/44	45,130,000	57,113,369
Systemwide, Series A, 5.00%, 11/01/49	90,295,000	113,530,612
Systemwide, Series A, 5.00%, 11/01/51	40,470,000	50,800,372
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	4,915,000	4,933,235
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	6,745,000	7,189,091
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,207,200

franklintempleton.com	Semiannual Report	19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	$9,250,000	$10,945,248
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	67,585,000	80,945,203
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,251,100
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	57,708,000
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,402,990
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	9,575,042
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	315,000	316,021
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured, 5.50%, 1/01/28	2,560,000	2,568,986
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	96,548,908
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,303,320
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,293,360
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,346,563
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,534,880
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	8,500,000	9,066,610
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,921
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,946,050
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	6,132,671
Carlsbad USD,
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	14,000,000
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	3,880,000
GO, San Diego County, Capital Appreciation, Election of 2006, Series B,, 6.00%, 5/01/34	14,000,000	17,112,200
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	36,883,770
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,032,990
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,788,938
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,258,139
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,384,646
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,739,823
Chaffey Community College District GO, San Bernardino County, Election of 2018, Series A, 5.00%, 6/01/48	30,000,000	36,735,600
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,885,700
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,844,700
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	9,067,440
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,568,075
Cloverdale USD, GO, Sonoma County, Election of 2018, Refunding, Series B, 4.00%, 8/01/49	10,000,000	11,178,400

20	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	$8,000,000	$5,130,160
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	4,935,760
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	4,140,300
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	4,787,700
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B, BAM Insured, 5.00%, 8/01/48	13,210,000	15,764,021
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,088,500
Colton Joint USD, GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	8,271,853
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,295,400
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,503,951
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,303,100
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,185,486
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,424,784
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,284,430
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	4,213,147
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	5,381,165
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	23,352,600
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,550,000
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,639,125
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,914,139
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,608,508
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,015,000	1,052,068
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,639,600
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,769,367
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,020,760
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,971,649
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	35,907,041
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,758,540
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,580,815
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,557,400
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	3,834,476
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,457,270
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C, 4.00%, 10/01/43	17,500,000	19,779,725

franklintempleton.com	Semiannual Report	21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	$41,250,000	$25,471,462
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	46,159,042
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	32,223,279
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	38,284,400
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	40,845,530
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	61,259,900
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	102,959,780
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	29,996,905
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,527,482
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	67,871,433
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	19,191,694
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	21,462,253
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	13,450,650
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,760,880
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	30,193,581
Refunding, Series A, 5.75%, 1/15/46	260,000,000	302,083,600
Refunding, Series A, 6.00%, 1/15/49	305,000,000	358,902,650
Refunding, Series A, 6.00%, 1/15/53	190,000,000	223,289,900
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,263,500
Fort Bragg USD, GO, Election of 2008, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	4,380,000	4,698,557
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,635,429
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,523,836
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,672,599
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,600,500
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,596,780
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,635,900
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,096,884
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,265,110
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,819,100
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,861,320
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	11,331,450
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	4,535,000	4,549,829
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	29,472,000
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	248,267,454
Asset-Backed, Series A, 5.00%, 6/01/45	308,395,000	358,284,059
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	28,340,000	33,608,973
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33	10,000,000	10,140,400

22	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Grossmont UHSD, GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	$5,110,000	$4,749,285
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	655,000	727,279
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	25,175,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	13,989,911
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,705,651
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded, 5.375%, 8/01/34	7,750,000	8,020,398
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	8,394,995
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,071,620
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco Securitization Corp., Capital Appreciation, Series B,Pre-Refunded, 5.75%, 6/01/26	11,140,000	11,456,599
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,047,480
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	11,513,400
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,590,481
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,087,690
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,730,480
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,596,600
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,126,560
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,956,175
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,161,885
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,911,336
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	170,000	170,695
Lake Elsinore USD,
COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,224,100
GO, Riverside County, General, Election of 2016, Series B, 4.00%, 8/01/49	12,330,000	13,643,268
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	5,014,822
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	45,407,856
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,949,072
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	5,271,449
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,312,999
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,104,350
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	7,646,447
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	16,779,300

franklintempleton.com	Semiannual Report	23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	$8,000,000	$10,277,920
Series A, 5.00%, 11/15/29	17,465,000	22,001,883
Series A, 5.50%, 11/15/30	5,000,000	6,616,700
Series A, 5.00%, 11/15/35	69,800,000	92,801,892
Series A, 5.50%, 11/15/37	35,000,000	49,594,300
Long Beach Harbor Revenue,
Series A, 5.00%, 5/15/44	12,210,000	15,313,782
Series A, 5.00%, 5/15/49	18,205,000	22,744,053
Long Beach USD, GO, County of Los Angeles, Election of 2016, Series B, 4.00%, 8/01/45	19,500,000	22,291,035
Los Angeles Community College District GO, Refunding, 5.00%, 8/01/38	10,000,000	12,075,300
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,577,235
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	13,296,737
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,997,850
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	12,037,600
Los Angeles County Revenue, TRAN, 5.00%, 6/30/20	25,000,000	25,709,750
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	16,430,000	18,158,436
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	19,889,513
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	81,814,400
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	30,685,800
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,604,240
Los Angeles International Airport, Subordinate, Refunding, Series A, 5.00%, 5/15/49	10,000,000	12,163,000
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/43	15,005,000	18,815,220
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/48	33,145,000	41,296,350
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	72,175,800
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	33,000,000	38,941,980
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,580,250
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	61,478,410
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/49	17,000,000	20,506,590
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/44	42,325,000	52,496,544
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/49	62,940,000	77,599,355
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,780,398
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,941,334
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	17,662,650
[a] Power System, Refunding, Series C, 5.00%, 7/01/42	36,860,000	46,478,617
[a] Power System, Refunding, Series C, 5.00%, 7/01/49	127,130,000	158,673,496
Power System, Series A, 5.00%, 7/01/42	7,710,000	9,300,727
Power System, Series A, 5.00%, 7/01/47	11,000,000	13,198,020
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,410,913
Power System, Series B, 5.00%, 7/01/43	62,000,000	70,492,140
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,818,259
Power System, Series E, 5.00%, 7/01/44	34,000,000	39,157,120
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	89,095,833
Water System, Refunding, Series A, 5.00%, 7/01/46	62,660,000	73,944,439

24	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Water System, Refunding, Series B, 5.00%, 7/01/48	$10,000,000	$12,317,400
Water System, Series A, 5.00%, 7/01/43	13,805,000	16,930,590
Water System, Series A, 5.00%, 7/01/44	72,060,000	86,935,346
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,831,500
Water System, Series A, 5.00%, 7/01/48	22,375,000	27,288,550
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,831,301
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	225,000	225,891
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,900,633
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,542,870
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,521,640
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,337,619
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	6,960,000	6,985,126
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,604,500
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,298,935
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,985,625
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,853,500
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	12,691,279
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	8,860,000	9,683,714
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,409,323
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	10,178,105
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	11,095,342
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,003,775
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	13,359,741
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,187,848
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	4,370,391
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,604,563
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,775,543
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	34,100,617
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	54,908,150
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	39,340,250
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	5,440,000	5,924,269
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	12,284,280
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	420,000	420,874
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	25,658,000
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	1,980,000	2,154,022

franklintempleton.com	Semiannual Report	25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	$36,240,000	$8,280,478
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/49	1,895,000	1,956,076
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	6,448,781
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	4,624,981
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	14,037,480
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	14,143,412
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,723,158
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	17,127,597
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,495,230
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,765,364
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,688,600
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,537,964
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	81,000,082
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	41,218,939
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	41,431,250
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	30,132,300
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, 7.00%, 8/01/38	36,000,000	50,034,600
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	80,116,200
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	7,809,280
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,590,040
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,992,520
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,753,531
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	24,805,597
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	1,900,000	1,816,191
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,860,302
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,901,011
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,940,913
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,975,510
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,093,960
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,900,990
Perris UHSD,
COP, School Financing Project, BAM Insured, 5.00%, 10/01/48	10,000,000	12,327,500
GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,677,350

26	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Pittsburg USD, GO, Contra Costa County, Refunding, 4.00%, 8/01/44	$11,000,000	$12,106,490
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	10,799,358
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	13,817,318
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	39,221,240
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	32,972,350
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,000,000	4,128,920
Pomona USD, GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,069,600
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	13,768,145
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	15,352,326
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	8,076,340
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	20,148,750
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	62,325,000	76,477,138
Limited Project, Refunding, Series O, 5.00%, 5/15/48	20,000,000	24,470,800
Limited Project, Refunding, Series O, 5.00%, 5/15/58	10,000,000	12,158,700
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	31,800,330
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	6,841,500
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,663,060
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	705,000	788,225
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	14,160,000	13,381,766
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	12,040,159
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	24,566,678
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	24,524,215
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/39	11,000,000	12,639,000
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,091,500
Riverside Electric Revenue, Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,070,309
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	29,268,750
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	13,130,036
Rocklin USD,
[a] CFD No. 3 GO, Subordinate Series 2019, 4.00%, 9/15/49	11,825,000	13,215,975
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	7,413,360
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,734,029
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,882,257
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	14,062,770
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,423,442
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,016

franklintempleton.com	Semiannual Report	27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	$5,000,000	$5,931,400
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	21,416,000
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,228,870
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,856,100
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,651,770
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,611,750
Sacramento MUD Electric Revenue,
Series G, 5.00%, 8/15/38	22,390,000	28,788,390
Series G, 5.00%, 8/15/39	10,000,000	12,815,500
Series G, 5.00%, 8/15/40	23,575,000	30,016,397
Series G, 5.00%, 8/15/41	12,500,000	15,875,750
Sacramento Transient Occupancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/43	13,865,000	16,844,450
Convention Center Complex, Senior, Series A, 5.00%, 6/01/48	12,000,000	14,462,640
Convention Center Complex, Subordinate, Series C, 5.00%, 6/01/48	9,415,000	11,330,764
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,652,576
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,803,221
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	27,593,012
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	9,440,000	8,314,846
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,699,010
Series C, 5.00%, 1/01/44	10,840,000	12,344,267
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,738,413
San Diego Community College District GO, Capital Appreciation, Election of 2002, 6.00%, 8/01/33	26,880,000	35,335,373
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,431,850
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,441,001
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	11,881,071
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,693,500
Series A, 5.00%, 4/01/44	54,915,000	62,781,025
Series A, 5.00%, 4/01/48	20,000,000	22,805,600
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,887,130
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	8,135,991
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,557,550
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded,, 6.00%, 7/01/33	104,505,000	127,962,192
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	29,593,820
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	63,194,115
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	83,116,455
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	66,204,856

28	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD, (continued)
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	$34,370,000	$40,024,896
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,230,280
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/42	20,910,000	24,703,074
Refunding, Second Series, Series A, 5.00%, 5/01/47	49,090,000	57,667,496
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	30,223,500
Refunding, Second Series, Series B, 5.00%, 5/01/47	70,725,000	84,485,963
Refunding, Second Series, Series D, 5.00%, 5/01/48	117,910,000	140,098,304
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	145,602,000
Refunding, Second Series, Series E, 5.00%, 5/01/48	44,650,000	54,202,867
Second Series, Series B, 5.00%, 5/01/44	31,000,000	35,300,320
Second Series, Series B, 5.00%, 5/01/46	12,500,000	14,473,000
Second Series, Series E, 5.00%, 5/01/45	30,000,000	36,479,700
San Francisco City and County Public Utilities Commission Water Revenue,
Sub-Series A, 5.00%, 11/01/36	23,490,000	25,619,838
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,243,004
Sub-Series A, 5.00%, 11/01/43	71,735,000	78,067,048
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,973,800
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	3,530,000	3,141,982
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,630,405
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,533,025
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,460,560
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	11,224,504
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	122,942,349
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	165,100,186
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	190,846,099
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	170,282,249
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	171,139,675
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,322,546
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	29,655,457
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	31,827,061
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	142,460,000
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	486,334,300
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,860,100
Refunding, Series A, 5.00%, 3/01/47	20,000,000	23,531,800
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,945,900
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,945,984
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	10,785,000
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,786,600

franklintempleton.com	Semiannual Report	29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	$7,105,000	$6,348,246
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	6,047,705
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	13,262,299
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	16,188,397
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	16,522,631
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,762,100
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,229,900
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	16,162,369
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	5,541,008
San Mateo Foster City PFA Wastewater Revenue, Clean Water Program, 5.00%, 8/01/49	29,000,000	36,569,290
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	13,457,192
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,807,700
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,637,607
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,583,652
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,255,845
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	11,118,100
Santa Ana CRDA Tax Allocation,
Merged Project Area, Series A, Pre-Refunded, 6.25%, 9/01/24	7,005,000	7,508,660
Merged Project Area, Series A, Pre-Refunded, 6.75%, 9/01/28	13,500,000	14,562,990
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	12,081,612
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,035,000	1,050,877
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,877,800
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	15,426,743
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	19,100,550
Series A, 5.00%, 2/01/50	21,050,000	24,239,285
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,064,100
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,547,520
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	23,936,010
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	11,658,500
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,080,499
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	22,807,225
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	24,524,873
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,930,991
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,951,463
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,969,952

30	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Southern Mono Health Care District GO, (continued)
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	$2,660,000	$1,981,195
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,592,600
Stanislaus USD, GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,637,660
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	2,550,000	2,774,273
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,445,823
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,278,500
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,297,356
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,186,700
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,598,604
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,404,748
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,296,653
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,200,331
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,372,590
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,855,480
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	5,007,200
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	5,216,796
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	82,987,500
Refunding, Series L, 5.00%, 5/15/47	49,575,000	57,948,713
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,950,027
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,405,856
Limited Project, Refunding, Series K, 4.00%, 5/15/46	19,850,000	21,752,424
Limited Project, Refunding, Series O, 5.00%, 5/15/39	14,400,000	17,925,984
Limited Project, Refunding, Series O, 5.00%, 5/15/43	30,120,000	37,015,372
Limited Project, Series M, 5.00%, 5/15/37	15,410,000	19,047,068
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,451,318
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	36,375,071
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	16,644,240
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	28,580,502
Val Verde USD,
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,232,900
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,577,600
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,620,000	3,646,969
Ventura County Revenue, TRAN, 5.00%, 7/01/20	43,000,000	44,231,950
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,530,018

franklintempleton.com	Semiannual Report	31

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	$7,150,000	$6,402,968
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	4,222,765
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,590,950
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,322,190
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,392,600
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,706,257
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,515,070
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,739,375
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	6,500,595
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,075,330
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,755,863
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,508,550
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	9,568,948
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	10,827,200

		15,565,619,472

U.S. Territories 0.9%
Puerto Rico 0.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,328,301
Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,304,800
[b] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	2,589,612
[b] Puerto Rico Electric Power Authority Power Revenue,
Series A-RSA-1, 5.00%, 7/01/29	20,000,000	16,000,000
Series A-RSA-1, 7.00%, 7/01/33	50,000,000	41,250,000
Series A-RSA-1, 5.00%, 7/01/42	24,000,000	19,200,000
Series WW-RSA-1, 5.00%, 7/01/28	12,030,000	9,624,000
Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	25,880,625
Series XX-RSA-1, 5.25%, 7/01/40	14,000,000	11,235,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,952,250

		154,364,588

Total Municipal Bonds before Short Term Investments (Cost $13,532,110,140)		15,719,984,060

32	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Short Term Investments 4.4%

Municipal Bonds 4.4%
California 4.4%
[c] California State GO,
Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 1.50%, 5/01/34	$13,000,000	$13,000,000
Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.48%, 5/01/34	4,000,000	4,000,000
[c] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 1.50%, 11/01/35	31,640,000	31,640,000
[c] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.40%, 8/15/47	14,910,000	14,910,000
[c] Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 1.53%, 7/01/46	48,045,000	48,045,000
[c] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	11,778,000	11,778,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	16,818,000	16,818,000
[c] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.37%, 10/01/41	39,345,000	39,345,000
[c] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.53%, 7/01/35	30,700,000	30,700,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.52%, 7/01/34	34,700,000	34,700,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.46%, 7/01/35	60,500,000	60,500,000
[c] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, SPA Toronto-Dominion Bank, Daily VRDN and Put, 1.50%, 7/01/37	94,360,000	94,360,000
Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.51%, 7/01/35	38,800,000	38,800,000
SIFMA Index Mode, Subordinate, Refunding, Series E, Weekly VRDN and Put, 1.52%, 7/31/20	20,000,000	19,998,000
Special, Refunding, Series A-1, SPA Toronto-Dominion Bank, Daily VRDN and Put, 1.50%, 7/01/37	67,015,000	67,015,000
[c] The Regents of the University of California Revenue,
General, Refunding, Series AL, Daily VRDN and Put, 1.40%, 5/15/48	109,100,000	109,100,000
General, Refunding, Series AL, Daily VRDN and Put, 1.52%, 5/15/48	17,725,000	17,725,000
[c] Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.30%, 4/01/36	47,875,000	47,875,000

franklintempleton.com	Semiannual Report	33

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
[c] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.50%, 5/15/48	$18,100,000	$18,100,000

Total Short Term Investments (Cost $718,411,000)		718,409,000

Total Investments (Cost $14,250,521,140) 100.5%		16,438,393,060
Other Assets, less Liabilities (0.5)%		(83,752,411)

Net Assets 100.0%		$16,354,640,649

See Abbreviations on page 46.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSee Note 7 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2019 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$14,250,521,140

Value - Unaffiliated issuers	$16,438,393,060
Cash	198,323
Receivables:
Capital shares sold	15,315,633
Interest	164,516,502
Other assets	6,093

Total assets	16,618,429,611

Liabilities:
Payables:
Investment securities purchased	217,798,034
Capital shares redeemed	28,009,238
Management fees	5,965,813
Distribution fees	3,654,940
Transfer agent fees	1,213,142
Trustees’ fees and expenses	15,627
Distributions to shareholders	6,605,045
Accrued expenses and other liabilities	527,123

Total liabilities	263,788,962

Net assets, at value	$16,354,640,649

Net assets consist of:
Paid-in capital	$14,936,803,036
Total distributable earnings (loss)	1,417,837,613

Net assets, at value	$16,354,640,649

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

Class A:
Net assets, at value	$1,110,585,819

Shares outstanding	144,536,553

Net asset value per share[a]	$7.68

Maximum offering price per share (net asset value per share ÷ 96.25%)	$7.98

Class A1:
Net assets, at value	$12,052,123,991

Shares outstanding	1,570,828,469

Net asset value per share[a]	$7.67

Maximum offering price per share (net asset value per share ÷ 96.25%)	$7.97

Class C:
Net assets, at value	$1,161,532,988

Shares outstanding	151,711,094

Net asset value and maximum offering price per share[a]	$7.66

Class R6:
Net assets, at value	$150,024,302

Shares outstanding	19,575,763

Net asset value and maximum offering price per share	$7.66

Advisor Class:
Net assets, at value	$1,880,373,549

Shares outstanding	245,500,991

Net asset value and maximum offering price per share	$7.66

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2019 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$304,577,916

Expenses:
Management fees (Note 3a)	35,024,757
Distribution fees: (Note 3c)
Class A	980,118
Class A1	5,757,770
Class C	3,803,849
Transfer agent fees: (Note 3e)
Class A	210,427
Class A1	3,205,426
Class C	313,011
Class R6	13,908
Advisor Class	478,746
Custodian fees (Note 4)	64,711
Reports to shareholders	123,773
Registration and filing fees	63,189
Professional fees	214,694
Trustees’ fees and expenses	83,000
Other	191,668

Total expenses	50,529,047
Expense reductions (Note 4)	(49,208)
Expenses waived/paid by affiliates (Note 3f)	(5,447)

Net expenses	50,474,392

Net investment income	254,103,524

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	8,864,481

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	517,085,063

Net realized and unrealized gain (loss)	525,949,544

Net increase (decrease) in net assets resulting from operations	$780,053,068

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 254,103,524	$ 523,496,495
Net realized gain (loss)	8,864,481	(9,956,510)
Net change in unrealized appreciation (depreciation)	517,085,063	255,817,387

Net increase (decrease) in net assets resulting from operations	780,053,068	769,357,372

Distributions to shareholders:
Class A	(12,737,036)	(5,197,949)
Class A1	(211,663,811)	(423,274,689)
Class M	—	(45)
Class C	(17,384,509)	(39,924,236)
Class R6	(2,278,401)	(3,365,595)
Advisor Class	(32,219,492)	(57,394,738)

Total distributions to shareholders	(276,283,249)	(529,157,252)

Capital share transactions: (Note 2)
Class A	562,300,054	508,085,673
Class A1	(155,351,562)	(517,071,838)
Class M	—	(4,921)
Class C	(195,518)	(413,152,174)
Class R6	42,345,675	16,588,428
Advisor Class	182,707,268	43,635,071

Total capital share transactions	631,805,917	(361,919,761)

Net increase (decrease) in net assets	1,135,575,736	(121,719,641)
Net assets:
Beginning of period	15,219,064,913	15,340,784,554

End of period	$16,354,640,649	$15,219,064,913

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1.   Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax

franklintempleton.com	Semiannual Report	39

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   Organization and Significant Accounting

Policies (continued)

c.   Income Taxes (continued)

years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2019, dividends from net investment income are declared daily and paid monthly. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.

Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.   Shares of Beneficial Interest

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019[a,b]

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[c]	81,618,780	$619,791,929	80,236,719	$578,154,810
Shares issued in reinvestment of distributions	1,525,085	11,607,266	664,343	4,800,713
Shares redeemed	(9,136,310)	(69,099,141)	(10,372,064)	(74,869,850)

Net increase (decrease)	74,007,555	$562,300,054	70,528,998	$508,085,673

Class A1 Shares:
Shares sold	32,844,930	$248,574,651	109,715,082	$794,245,080
Shares issued in reinvestment of distributions	23,080,270	174,887,418	47,923,777	347,231,945
Shares redeemed	(76,434,082)	(578,813,631)	(228,957,225)	(1,658,548,863)

Net increase (decrease)	(20,508,882)	$(155,351,562)	(71,318,366)	$(517,071,838)

Class M Shares:
Shares redeemed			(675)	(4,921)

Net increase (decrease)			(675)	$(4,921)

Class C Shares:
Shares sold	24,082,940	$182,331,078	16,635,907	$120,669,805
Shares issued in reinvestment of distributions	2,062,561	15,595,537	4,932,892	35,693,447
Shares redeemed[c]	(26,151,562)	(198,122,133)	(79,249,613)	(569,515,426)

Net increase (decrease)	(6,061)	$(195,518)	(57,680,814)	$(413,152,174)

Class R6 Shares:
Shares sold	6,884,617	$52,100,857	6,701,788	$48,649,483
Shares issued in reinvestment of distributions	297,696	2,256,325	465,258	3,365,201
Shares redeemed	(1,587,077)	(12,011,507)	(4,903,985)	(35,426,256)

Net increase (decrease)	5,595,236	$42,345,675	2,263,061	$16,588,428

Advisor Class Shares:
Shares sold	41,593,457	$314,159,735	67,516,609	$489,214,941
Shares issued in reinvestment of distributions	3,592,411	27,180,056	6,576,625	47,561,014
Shares redeemed	(20,966,170)	(158,632,523)	(68,328,005)	(493,140,884)

Net increase (decrease)	24,219,698	$182,707,268	5,765,229	$43,635,071

aFor the period September 10, 2018 (effective date) to March 31, 2019, for Class A.

bClass M was closed to investors on June 8, 2018.

cMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.625%	Up to and including $100 million

0.500%	Over $100 million, up to and including $250 million

0.450%	Over $250 million, up to and including $7.5 billion

0.440%	Over $7.5 billion, up to and including $10 billion

0.430%	Over $10 billion, up to and including $12.5 billion

0.420%	Over $12.5 billion, up to and including $15 billion

0.400%	Over $15 billion, up to and including $17.5 billion

0.380%	Over $17.5 billion, up to and including $20 billion

0.360%	In excess of $20 billion

For the period ended September 30, 2019, the annualized gross effective investment management fee rate was 0.442% of the Fund’s average daily net assets.

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rates for each share class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$117,850
CDSC retained	$97,921

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2019, the Fund paid transfer agent fees of $4,221,518, of which $2,121,408 was retained by Investor Services.

f.   Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until July 31, 2020.

Prior to August 1, 2019, the Class R6 transfer agent fees were limited to 0.01% based on the average net assets of the class.

g.   Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2019, these purchase and sale transactions aggregated $79,468,000 and $21,500,000, respectively.

4.   Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.   Income Taxes (continued)

At March 31, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$303,544,806
Long term	463,022,321

Total capital loss carryforwards	$766,567,127

At September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,281,498,013

Unrealized appreciation	$2,224,034,680
Unrealized depreciation	(67,139,633)

Net unrealized appreciation (depreciation)	$2,156,895,047

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2019, aggregated $1,051,179,600 and $679,433,734, respectively.

7.   Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2019, the aggregate value of these securities was $125,779,237, representing 0.8% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8.   Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.   Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2019, the Fund did not use the Global Credit Facility.

10.   Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.   Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	LOC	Letter of Credit

ABAG	The Association of Bay Area Governments	MFHR	Multi-Family Housing Revenue

AD	Assessment District	MTA	Metropolitan Transit Authority

AGMC	Assured Guaranty Municipal Corp.	MUD	Municipal Utility District

AMBAC	American Municipal Bond Assurance Corp.	NATL	National Public Financial Guarantee Corp.

BAM	Build America Mutual Assurance Co.	NATL RE	National Public Financial Guarantee Corp. Reinsured

CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority

CFD	Community Facilities District	PFA	Public Financing Authority

COP	Certificate of Participation	PFAR	Public Financing Authority Revenue

CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority

ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue

FGIC	Financial Guaranty Insurance Co.	SIFMA	Securities Industry and Financial Markets Association

FHA	Federal Housing Authority/Agency	SPA	Standby Purchase Agreement

GNMA	Government National Mortgage Association	SRF	State Revolving Fund

GO	General Obligation	TRAN	Tax and Revenue Anticipation Note

HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District

ID	Improvement District	USD	Unified/Union School District

IDR	Industrial Development Revenue	XLCA	XL Capital Assurance

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin California Tax-Free Income Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301

© 2019 Franklin Templeton Investments. All rights reserved.	1112 S 11/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 29, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date November 29, 2019